Hedging Instruments - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Rate	Dec. 31, 2023 USD ($) Rate	Dec. 31, 2022 USD ($) Rate	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Cash Flow Hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedge ineffectiveness recognized in consolidated statements of operations | $	$ 0	$ 0	$ 0
Forward Foreign Currency Contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of hedging instrument | €				€ 970,000	€ 470,000	€ 235,000
Average exchange rate | Rate	1.1	1.09	1.05